Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2022	May 31, 2023	May 31, 2022	May 31, 2021	Aug. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 105,514	$ 70,803
Other Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred		9,556
Cash and cash equivalents		497
Intangible assets		1,129
Goodwill		12,776
Non-controlling interests		1,652
Other Acquisitions Three [Member]
Business Acquisition [Line Items]
Cash consideration		2,029	$ 0	$ 13,131
Business combination, consideration transferred				15,201
Cash and cash equivalents				430
Intangible assets				2,085
Goodwill				$ 13,420
Tibet Tianli Education Technology Co Ltd [Member]
Business Acquisition [Line Items]
Cash consideration		$ 9,773
Percentage of voting interests acquired	12.40%	17.40%	42.40%		17.40%
Business combination, consideration transferred	$ 13,031	$ 19,547
Goodwill		26,216
Non-controlling interests		$ 31,007
Percentage of additional voting interests acquired		30.00%
Business combination, acquisition of less than 100 percent, non controlling interest percentage		59.80%